Schedule of revenue by geographical market (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total Revenue	€ 14,415	€ 1,605	€ 4,144
UNITED ARAB EMIRATES
IfrsStatementLineItems [Line Items]
Total Revenue	14,410	1,605
SPAIN
IfrsStatementLineItems [Line Items]
Total Revenue	5
PORTUGAL
IfrsStatementLineItems [Line Items]
Total Revenue			€ 4,144